Significant acquisition of businesses (Details) $ in Millions								1 Months Ended			3 Months Ended		6 Months Ended
	May 30, 2024 USD ($)	May 23, 2024 USD ($)	May 23, 2024 EUR (€)	May 02, 2024 USD ($)	Oct. 03, 2023 USD ($)	Aug. 11, 2023 USD ($)	Jul. 14, 2023 USD ($)	Jun. 30, 2024 USD ($)	May 23, 2024 USD ($)	May 23, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 EUR (€)	May 30, 2024 EUR (€)	Apr. 11, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 18, 2023 USD ($)	Sep. 18, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)								$ 4,105.0			$ 4,105.0		$ 4,105.0						$ 3,925.0
Profit (loss) from discontinued operations												$ 46.0		$ 190.0
Intangible assets other than goodwill								27,775.0			27,775.0		27,775.0						26,879.0
Revenue from sale of goods											12,512.0	11,437.0	24,341.0	22,235.0
Dividend in kind distribution liability					$ 13,962.0
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed					5,315.0
Difference between carrying amount of dividends payable and carrying amount of non-cash assets distributed, Net					$ 5,860.0
Non-controlling interests								169.0			169.0		169.0						83.0
Other current financial assets								532.0			532.0		532.0						1,035.0
Cash and cash equivalents								7,903.0			7,903.0	10,885.0	7,903.0	10,885.0				$ 9,469.0	$ 13,393.0			$ 12,000.0	$ 7,517.0
Sandoz
Disclosure of detailed information about business combination [line items]
Detailed information about significant transaction					The conditions precedent to the spin-off were met and on October 3, 2023 the spin-off of the Sandoz business was effected by way of a distribution of a dividend in kind of Sandoz Group AG shares to Novartis AG shareholders and American Depositary Receipt (ADR) holders (the Distribution). Through the Distribution, each Novartis AG shareholder received 1 Sandoz Group AG share for every 5 Novartis AG shares and each Novartis ADR holder received 1 Sandoz ADR for every 5 Novartis ADR that they held at the close of business on October 3, 2023. As of October 4, 2023, the shares of Sandoz Group AG have been listed on the SIX Swiss Exchange (SIX) under the stock symbol “SDZ”.
Chinook Therapeutics
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 3,300.0
Portion of consideration paid (received) consisting of cash and cash equivalents						(100.0)
Portion of consideration paid (received) consisting of cash and cash equivalents upfront payment						3,200.0
Identifiable assets acquired (liabilities assumed)						2,400.0
Additional recognition, goodwill						900.0
Other net assets						300.0
Potential milestone maximum payments						300.0
Contingent consideration recognised as of acquisition date						100.0
Chinook Therapeutics | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill						2,500.0
DTx Pharma Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 600.0
Portion of consideration paid (received) consisting of cash and cash equivalents							(100.0)
Portion of consideration paid (received) consisting of cash and cash equivalents upfront payment							600.0
Identifiable assets acquired (liabilities assumed)							400.0
Additional recognition, goodwill							200.0
Deferred tax liability (asset)						$ 400.0	100.0
Potential milestone maximum payments							500.0
Cash transferred							600.0
Contingent consideration recognised as of acquisition date							30.0
DTx Pharma Inc. | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill							$ 400.0
Mariana Oncology
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 1,300.0
Portion of consideration paid (received) consisting of cash and cash equivalents				(100.0)
Portion of consideration paid (received) consisting of cash and cash equivalents upfront payment				1,100.0
Identifiable assets acquired (liabilities assumed)				700.0
Additional recognition, goodwill				600.0
Deferred tax liability (asset)				100.0
Potential milestone maximum payments				800.0
Contingent consideration recognised as of acquisition date				200.0
Mariana Oncology | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill				300.0
Mariana Oncology | Other intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill				$ 400.0
MorphoSys AG
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 2,500.0							2,500.0			2,500.0		2,500.0			€ 2,300,000,000	€ 2,600,000,000
Portion of consideration paid (received) consisting of cash and cash equivalents								(200.0)
Portion of consideration paid (received) consisting of cash and cash equivalents upfront payment		$ 1,900.0	€ 1,700,000,000						$ 300.0	€ 300,000,000
Identifiable assets acquired (liabilities assumed)								1,000.0			$ 1,000.0		$ 1,000.0
Additional recognition, goodwill								$ 1,600.0
Percentage of Share capital in tender offer																	65.00%
Cash offer per ordinary share | €																	€ 68
Percentage of share capital owned								91.40%			91.40%		91.40%		91.40%
Deferred tax liability (asset)								$ 100.0			$ 100.0		$ 100.0
Consideration paid for share capital tendered at the subsequent offering period of the tender offer	$ 300.0															€ 300,000,000
Percentage of share capital tendered after the expiration of the tender offer	89.70%															89.70%
Percentage of share capital purchased by the company outside the tender offer								1.70%			1.70%		1.70%		1.70%
Proportion of ownership interests held by non-controlling interests	10.30%							8.60%
Non-controlling interests	$ 100.0							$ 100.0			$ 100.0		$ 100.0
Reduction of non-controlling interests								17.0			17.0		17.0
Financial investments and other receivable								600.0			600.0		600.0
Other current financial assets								400.0			400.0		400.0
Financial debt to third parties								900.0			900.0		900.0
Other net liabilities								200.0			200.0		200.0
Purchase of non-controlling interests								47.0			47.0		47.0		€ 44,000,000
MorphoSys AG | Acquired research and development [member]
Disclosure of detailed information about business combination [line items]
Intangible assets other than goodwill								$ 1,100.0			$ 1,100.0		$ 1,100.0
Discontinued operations
Disclosure of detailed information about business combination [line items]
Profit (loss) from discontinued operations												46.0		190.0
Revenue from sale of goods												2,449.0		4,952.0
Depreciation, property, plant and equipment												48.0		99.0
Amortisation, intangible assets other than goodwill												56.0		111.0
Impairment loss recognised in profit or loss, intangible assets and goodwill												$ (1.0)		$ (13.0)
Discontinued operations | Sandoz
Disclosure of detailed information about business combination [line items]
Repayment of intercompany balances					$ (3,300.0)
Other borrowings																				$ 3,300.0
Dividend in kind distribution liability					14,000.0
Borrowings					3,700.0
Financial assets, at fair value					$ 500.0
Percentage of equity interest shares received					4.31%
Discontinued operations | Sandoz | Bridge loan [member]
Disclosure of detailed information about business combination [line items]
Other borrowings | €																					€ 2,400,000,000
Discontinued operations | Sandoz | Term loan [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																				500.0	€ 200,000,000
Discontinued operations | Sandoz | Local bilateral facilities [member]
Disclosure of detailed information about business combination [line items]
Other borrowings																				$ 400.0